Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® I Portfolio
September 30, 2024
VIPFLI-I-NPRT3-1124
1.822343.119
Bond Funds - 62.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	156,225	1,465,390
Fidelity International Bond Index Fund (a)	20,637	193,983
Fidelity Long-Term Treasury Bond Index Fund (a)	19,882	201,605
VIP High Income Portfolio - Investor Class (a)	29,858	147,499
VIP Investment Grade Bond II Portfolio - Investor Class (a)	362,884	3,596,177
TOTAL BOND FUNDS (Cost $5,657,134)		5,604,654

Domestic Equity Funds - 8.1%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	2,043	127,132
VIP Equity Income Portfolio - Investor Class (a)	3,538	102,751
VIP Growth & Income Portfolio - Investor Class (a)	4,377	141,461
VIP Growth Portfolio - Investor Class (a)	1,814	210,637
VIP Mid Cap Portfolio - Investor Class (a)	775	32,389
VIP Value Portfolio - Investor Class (a)	3,430	71,818
VIP Value Strategies Portfolio - Investor Class (a)	1,981	35,521
TOTAL DOMESTIC EQUITY FUNDS (Cost $371,836)		721,709

International Equity Funds - 13.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	40,405	507,491
VIP Overseas Portfolio - Investor Class (a)	24,461	719,151
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $820,686)		1,226,642

Money Market Funds - 15.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $1,377,894)	4.73	1,377,894	1,377,894

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,227,550)	8,930,899
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	8,930,899

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,534,190	50,444	172,421	17,323	(13,598)	66,775	1,465,390
Fidelity International Bond Index Fund	228,203	11,985	50,192	2,975	(3,065)	7,052	193,983
Fidelity Long-Term Treasury Bond Index Fund	299,772	14,492	108,738	5,872	(21,734)	17,813	201,605
VIP Contrafund Portfolio - Investor Class	92,117	39,234	33,712	456	1,287	28,206	127,132
VIP Emerging Markets Portfolio - Investor Class	448,404	97,759	124,328	389	4,701	80,955	507,491
VIP Equity Income Portfolio - Investor Class	74,699	38,953	27,376	478	1,317	15,158	102,751
VIP Government Money Market Portfolio - Investor Class	1,637,802	221,932	481,840	53,548	-	-	1,377,894
VIP Growth & Income Portfolio - Investor Class	102,645	50,213	36,188	851	1,569	23,222	141,461
VIP Growth Portfolio - Investor Class	152,552	66,481	51,841	2,735	1,246	42,199	210,637
VIP High Income Portfolio - Investor Class	148,141	2,302	14,577	64	(1,742)	13,375	147,499
VIP Investment Grade Bond II Portfolio - Investor Class	3,503,069	282,335	356,793	2,182	(14,439)	182,005	3,596,177
VIP Mid Cap Portfolio - Investor Class	23,385	11,195	6,903	490	366	4,346	32,389
VIP Overseas Portfolio - Investor Class	648,231	82,478	102,623	2,468	10,630	80,435	719,151
VIP Value Portfolio - Investor Class	52,128	28,398	15,916	1,284	785	6,423	71,818
VIP Value Strategies Portfolio - Investor Class	25,779	14,181	7,994	416	468	3,087	35,521
	8,971,117	1,012,382	1,591,442	91,531	(32,209)	571,051	8,930,899

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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